Restated Interim Condensed Consolidated Statements of Income (Loss) (Unaudited) - CAD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Sales	$ 966,653	$ 912,203	$ 2,799,953	$ 2,611,836
Cost of sales	778,140	740,898	2,284,569	2,140,305
GROSS MARGIN	188,513	171,305	515,384	471,531
EXPENSES
Administrative	56,031	50,389	170,221	145,826
Selling and marketing	57,255	55,547	164,547	172,200
Other operating expenses	104,730	21,201	164,381	76,972
	218,016	127,137	499,149	394,998
Operating profit before the following	(29,503)	44,168	16,235	76,533
Finance costs	(22,762)	(13,266)	(59,225)	(37,777)
Change in fair value of derivative instruments and other	(1,515)	183,759	(62,003)	223,453
Other income (loss)	2,569	(633)	5,282	1,169
Profit (loss) before income taxes	(56,673)	214,028	(105,173)	263,378
Provision for (recovery of) income taxes	(9,088)	5,613	5,285	10,577
PROFIT (LOSS) FOR THE PERIOD	(47,585)	208,415	(110,458)	252,801
Attributable to:
Shareholders of Just Energy	(47,551)	208,455	(110,313)	243,449
Non-controlling interest	(34)	(40)	(145)	9,352
PROFIT (LOSS) FOR THE PERIOD	$ (47,585)	$ 208,415	$ (110,458)	$ 252,801
Earnings (loss) per share available to shareholders
Basic (in CAD per share)	$ (0.33)	$ 1.40	$ (0.78)	$ 1.60
Diluted (in CAD per share)	$ (0.33)	$ 1.12	$ (0.78)	$ 1.32
Filter Group Inc [member]
EXPENSES
Change in fair value of Filter Group contingent consideration	$ (5,462)		$ (5,462)